LARGE CAP VALUE FUND
LARGE CAP VALUE FUND (Class A and Class C)
Investment Objective
Long-term capital appreciation.
Portfolio Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees (paid by you directly)
Shareholder Fees LARGE CAP VALUE FUND (USD $)	LARGE CAP VALUE FUND CLASS A	LARGE CAP VALUE FUND CLASS C
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	none	1.00%
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	10	10
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 180 days of purchase)	2.00%	2.00%
Wire Redemption Fee	25	25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LARGE CAP VALUE FUND	LARGE CAP VALUE FUND CLASS A	LARGE CAP VALUE FUND CLASS C
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	3.34%	3.40%
Total Annual Fund Operating Expenses	4.34%	5.15%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example LARGE CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
LARGE CAP VALUE FUND CLASS A	985	1,814	2,654	4,803
LARGE CAP VALUE FUND CLASS C	612	1,540	2,564	5,112

You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
LARGE CAP VALUE FUND LARGE CAP VALUE FUND CLASS C	515	1,542	2,565	5,112

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund's principal investment strategies are:

•  Under normal circumstances, investing at least 80% of net assets (plus borrowing for investment purposes) in large capitalization companies that are, at the time of purchase, within the market capitalization range of companies that comprise the S&P 500® Index.

•  Investing in other domestic companies.

•  Selecting investments using an actively managed, value-based investment approach focusing on the long-term market cycle (at least 3-5 years) to identify investments.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Value stocks can perform differently. A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated. Value stocks can perform differently from the market as a whole or from other types of stocks and may be out of favor with investors for varying periods of time.

•  Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 40 of this prospectus.

Performance

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Risk/Return Bar Chart (Class A Shares)

During the period shown, the highest quarterly return was 16.92% (quarter ended June 30, 2009), and the lowest quarterly return was –22.78% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns LARGE CAP VALUE FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LARGE CAP VALUE FUND CLASS A	4.76%	(2.09%)	5.93%
LARGE CAP VALUE FUND CLASS C	10.31%	(1.71%)	5.61%
After Taxes on Distributions LARGE CAP VALUE FUND CLASS A	4.79%	(2.09%)	5.93%
After Taxes on Distributions and Sale of Fund Shares LARGE CAP VALUE FUND CLASS A	2.71%	(1.58%)	4.77%
S&P 500® Index (does not reflect deduction for fees, expenses or taxes)	15.99%	1.66%	7.09%

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.